UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from	February 22, 2007 to March 21, 2007

Commission File Number of issuing entity:	333-130030-01

GE Capital Credit Card Master Note Trust
(Exact Name of Registrant as Specified in its Charter)

Commission File Number of depositor:	333-130030

RFS Holding, L.L.C.
(Exact Name of Registrant as Specified in its Charter)

GE Money Bank
(Exact Name of Sponsor as Specified in its Charter)

Delaware
(State or Other Jurisdiction of Incorporation or organization of the issuing entity)

57-1173164 (RFS Holding, L.L.C.) 20-0268039 (GE Capital Credit Card Master Note Trust)
(I.R.S. Employer Identification No.)

c/o General Electric Capital Corporation
777 Long Ridge Road, Bldg. B, 3rd Floor,
Stamford, CT	06927
(Address of Principal Executive Office of the issuing entity)	(Zip Code)

(203) 585-6669
(Telephone Number, Including Area Code)

No Change
(Former Name or Former Address, if Changed Since Last Report)

Registered reporting pursuant to (check one)

	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
Title of Class
Series 2006-1, Class A	|__|	|__|	|_X_|	___________
Series 2006-1, Class B	|__|	|__|	|_X_|	___________
Series 2006-1, Class C	|__|	|__|	|_X_|	___________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes..X.. No......

PART I - DISTRIBUTION INFORMATION.
Item 1. Distribution and Pool Performance Information.
The response to Item 1 is set forth in Exhibit 99.1 and the following table.

The following tables summarize the trust portfolio by various criteria as of end of the monthly distribution period ending on March 21, 2007 for each of the retailers included in the trust portfolio. Please note that numbers and percentages presented in the tables in this section may not sum to the totals presented due to rounding. Because the future composition of the trust portfolio will change over time, these tables are not indicative of the composition of the trust portfolio at any subsequent time.

Total Receivables Outstanding is the sum of principal receivables and finance charge receivables, (which includes fee receivables) included in the bank's approved portfolio in the period indicated.
Accounts is the number of accounts included in the trust portfolio as of the date or in the period indicated.

Retailer	Number of Accounts	Percentage of Number of Accounts	Total Recievables Outstanding	Percentage of Total Recievables Outstanding
Lowe's	7,136,476	14.66%	$4,908,550,262	27.66%
JC Penney	16,637,755	34.18%	4,520,157,345	25.47%
Wal-Mart(1)	3,960,235	8.13%	2,048,070,726	11.54%
Sam's Club(1)	5,814,175	11.94%	1,894,265,848	10.67%
CareCredit	956,427	1.96%	1,315,941,386	7.41%
Dillard's	1,925,046	3.95%	1,066,185,581	6.01%
Old Navy(2)	3,978,871	8.17%	499,855,106	2.82%
Belk	1,107,259	2.27%	357,908,868	2.02%
GAP(2)	3,096,029	6.36%	350,057,771	1.97%
Mervyns	1,855,717	3.81%	324,904,325	1.83%
Banana Republic(2)	1,514,840	3.11%	192,018,077	1.08%
PayPal	413,436	0.85%	159,391,425	0.90%
HSN	286,011	0.59%	110,456,133	0.62%
Total	48,682,277	100.00%	$ 17,747,762,854	100.00%

(1)	Sam's Club and Wal-Mart are affiliated retailers. Sam's Club cards may also be used at Wal-Mart locations, and Wal-Mart cards may be used at Sam's Club locations if the cardholder belongs to the club. Figures shown here are based on which retailer is identified on the card, not where the purchase was made.
(2)	Old Navy, GAP and Banana Republic are affiliated retailers. Each of these retailers' cards may be used at the locations of the other two. Figures shown here are based on which retailer is identified on the card, not where the purchase was made.

Item 3. Sales of Securities and Use of Proceeds.
On March 29, 2007 GE Capital Credit Card Master Note Trust publicly issued $1,007,500,000 of Series 2007-1 Class A Floating Rate Asset Backed Notes (the “Class A Notes“), $114,700,000 of Series 2007-1 Class B 4.95% Asset Backed Notes (the “Class B Notes”) and $80,600,000 of Series 2007-1 Class C Floating Rate Asset Backed Notes (the “Class C Notes”, and together with the Class A Notes and the Class B Notes, the “Series 2007-1 Notes”), described in a Prospectus Supplement dated March 23, 2007 to a Prospectus dated March 20, 2007. The information required by Item 2 of Part II of Form 10-Q with respect to the Series 2007-1 Notes is incorporated by reference to the Registrant's Current Report on 8-K filed on April 4, 2007.

On March 29, 2007 GE Capital Credit Card Master Note Trust publicly issued $871,000,000 of Series 2007-2 Class A Floating Rate Asset Backed Notes (the “Class A Notes“), $99,160,000 of Series 2007-2 Class B Floating Rate Asset Backed Notes (the “Class B Notes”) and $69,680,000 of Series 2007-2 Class C Floating Rate Asset Backed Notes (the “Class C Notes”, and together with the Class A Notes and the Class B Notes, the “Series 2007-2 Notes”), described in a Prospectus Supplement dated March 23, 2007 to a Prospectus dated March 20, 2007. The information required by Item 2 of Part II of Form 10-Q with respect to the Series 2007-2 Notes is incorporated by reference to the Registrant's Current Report on 8-K filed on April 4, 2007.

On March 30, 2007, GE Capital Credit Card Master Note Trust privately issued in reliance on Section 4(2) of the Securities Act $622,640,000 of Class A Series 2007-VFN1 Floating Rate Asset Backed Notes and $44,720,000 of Series 2007-VFN1 Floating Rate Asset Backed Notes (collectively, the “Series 2007-VFN1 Notes”) to certain accredited investors.

The proceeds of the offering of the Series 2007-VFN1 Notes were used to purchase credit card receivables from GE Money Bank ("Money Bank"), an affiliate of the Depositor, and to repay intercompany indebtedness owed by the Depositor to RFS Holding, Inc., another affiliate, which indebtedness was incurred primarily to finance prior purchases of credit card receivables from Money Bank. Except as provided in the previous sentence, none of the proceeds were used for payments to (a) any directors or officers of the Issuer or (b) owners of 10 percent or more of any class of securities of the Issuer.

Item 9 Exhibits.

Exhibit No.	Document Description
99.1	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2006-1, for April 16, 2007 Payment Date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

RFS holding, L.L.C., as depositor

Dated: April 16, 2007	By: /s/ Russell J. Walsh
Name: Russell J. Walsh
Title: Vice President

INDEX TO EXHIBITS

Exhibit No.	Document Description
99.1	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2006-1, for April 16, 2007 Payment Date